Fair Value Measurements (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3)
Balance at the beginning of the period	$ 4	$ 7	$ 5
Total gains or losses included in earnings	0	0	0
Total gains or losses included in other comprehensive income	3	(3)	2
Purchases, issuances, and settlements	0	0	0
Transfers in and/or out of Level 3	0	0	0
Balance at the end of the period	7	4	7
Additional losses included in earnings due to reclassification from other comprehensive income for:
Securities sold during the period ended December 31	0	0	0
Securities still held at December 31	$ 0	$ 0	$ 0